Land use right - Summary of Land Use Right (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Land Use Right [Abstract]
Land use rights	$ 171,708	$ 167,896
Less: accumulated amortization	(10,117)	(6,501)
Land use right, net	$ 161,591	$ 161,395